Debt, cash and cash equivalents and lease liabilities - Summary of Net Debt by Type Valuation of Redemption (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Interest rate and currency derivatives used to manage debt	€ (56)	€ 119		€ (117)
Total debt	20,250	22,631		24,568		€ 24,586
Cash and cash equivalents	(10,098)	(13,915)	[1]	(9,427)	[1]	€ (6,925)	[2]
Interest rate and currency derivatives used to manage cash and cash equivalents	(169)	74		(34)
Net debt	9,983	8,790		15,107
Value on redemption
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	19,946	21,978		24,207
Other bank borrowings	184	296		196
Other borrowings	40	2		25
Bank credit balances	189	285		305
Interest rate and currency derivatives used to manage debt	(45)	142		(86)
Total debt	20,314	22,703		24,647
Cash and cash equivalents	(10,098)	(13,915)		(9,427)
Interest rate and currency derivatives used to manage cash and cash equivalents	(169)	74		(34)
Net debt	10,047	8,862		15,186
Value on redemption | Non-current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Cash and cash equivalents	0	0		0
Interest rate and currency derivatives used to manage cash and cash equivalents	0	6		(6)
Net debt	17,176	19,857		20,175
Value on redemption | Current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Cash and cash equivalents	(10,098)	(13,915)		(9,427)
Interest rate and currency derivatives used to manage cash and cash equivalents	(169)	68		(28)
Net debt	(7,129)	(10,995)		(4,989)
Value on redemption | Non-current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	17,118	19,698		20,128
Other bank borrowings	21	96		40
Other borrowings	37	0		13
Bank credit balances	0	0		0
Interest rate and currency derivatives used to manage debt	0	57		0
Total debt	17,176	19,851		20,181
Value on redemption | Current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues	2,828	2,280		4,079
Other bank borrowings	163	200		156
Other borrowings	3	2		12
Bank credit balances	189	285		305
Interest rate and currency derivatives used to manage debt	(45)	85		(86)
Total debt	€ 3,138	€ 2,852		€ 4,466

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.